Contingent consideration (Details) - GBP (£) £ in Thousands	9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Business Combinations1 [Abstract]
Expected additional cash outflows	£ 860	£ 0	[1]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’